Business Combinations - Schedule of Deferred and Contingent Consideration Including Level 3 Fair Value Measurements (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred and Contingent Consideration Including Level 3 Fair Value Measurements [Abstract]
Balance	R$ 232,077	R$ 234,956	R$ 291,305	R$ 78,214
Initial recognition of deferred and contingent consideration relating to acquisitions		5,000		175,561
Initial recognition of deferred and fixed consideration relating to acquisitions				15,665
Payments		(6,215)	(9,898)	(10,500)
Derecognition of Mercos deferred and contingent consideration (note 5 and 17)			(62,745)
Deferred and contingent consideration converted to equity		(39,502)
Contingent consideration adjustment		13,212	16,294	32,365
Interest	29,621	24,626
Balance	R$ 254,383	R$ 232,077	R$ 234,956	R$ 291,305